Schedule of Investments (unaudited)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.0%
AusNet Services Ltd.	7,695,452	$14,310,845
Brambles Ltd.	944,336	7,164,386
Cochlear Ltd.	33,153	5,545,240
Commonwealth Bank of Australia	666,947	52,863,684
CSL Ltd.	109,437	24,901,327
Endeavour Group Ltd.	2,489,654	12,793,008
Medibank Pvt Ltd.	4,842,352	12,169,457
Newcrest Mining Ltd.	1,313,121	24,602,432
Ramsay Health Care Ltd.	167,721	8,964,031
Sonic Healthcare Ltd.	1,874,637	56,884,868
Telstra Corp. Ltd.	7,832,979	22,641,051
Wesfarmers Ltd.	2,198,363	95,113,755
Woolworths Group Ltd.	2,493,313	71,819,414
		409,773,498
Belgium — 2.0%
Etablissements Franz Colruyt NV	514,762	25,273,718
Groupe Bruxelles Lambert SA	704,498	81,743,735
Proximus SADP	1,437,862	27,077,180
UCB SA	243,113	29,058,238
		163,152,871
Denmark — 6.4%
AP Moller - Maersk A/S, Class A	5,005	13,742,022
AP Moller - Maersk A/S, Class B, NVS	1,606	4,654,104
Carlsberg A/S, Class B	253,363	41,834,232
Chr Hansen Holding A/S	336,184	26,748,440
Coloplast A/S, Class B	750,466	122,564,584
DSV A/S	44,942	10,445,294
Genmab A/S(a)	86,641	38,923,596
Novo Nordisk A/S, Class B	1,485,285	162,868,716
Novozymes A/S, Class B	599,566	44,103,362
Orsted A/S(b)	240,279	33,937,599
Tryg A/S	1,249,800	29,661,635
		529,483,584
Finland — 1.7%
Elisa OYJ	944,963	57,028,737
Kone OYJ, Class B	920,514	62,778,185
Nokia OYJ(a)	1,975,652	11,339,264
Orion OYJ, Class B	232,117	10,051,503
		141,197,689
France — 6.8%
Air Liquide SA	298,943	49,910,831
Alstom SA(c)	391,331	13,946,171
BioMerieux	195,884	24,949,459
Danone SA	471,014	30,703,394
Dassault Systemes SE	143,066	8,354,681
EssilorLuxottica SA	203,868	42,179,740
Eurazeo SE	76,110	7,134,079
Eurofins Scientific SE	229,224	27,051,850
Hermes International	85,699	136,082,708
L’Oreal SA	114,071	52,182,318
Orange SA	4,008,571	43,713,263
Pernod Ricard SA	174,502	40,145,947
Sanofi	771,650	77,507,695
SEB SA	28,653	4,489,617
Ubisoft Entertainment SA(a)	59,082	3,093,757
		561,445,510

Security	Shares	Value

Germany — 3.7%
Beiersdorf AG	361,817	$38,473,225
Deutsche Boerse AG	138,199	22,942,009
Deutsche Telekom AG, Registered	4,623,272	85,979,684
Henkel AG & Co. KGaA	180,971	15,113,302
Knorr-Bremse AG	207,872	21,939,225
Merck KGaA	243,250	57,485,995
Siemens Healthineers AG(b)	420,625	27,974,052
Symrise AG	218,742	30,256,851
Telefonica Deutschland Holding AG	1,372,875	3,576,913
		303,741,256
Hong Kong — 7.7%
BOC Hong Kong Holdings Ltd.	5,381,500	17,053,136
CK Infrastructure Holdings Ltd.	4,902,000	29,554,125
CLP Holdings Ltd.	8,983,500	87,956,727
Hang Seng Bank Ltd.	4,039,100	76,754,734
HK Electric Investments & HK Electric Investments Ltd., Class SS	25,083,500	24,985,171
HKT Trust & HKT Ltd., Class SS	32,194,349	43,688,789
Hong Kong & China Gas Co. Ltd.	55,191,799	85,742,157
Hong Kong Exchanges & Clearing Ltd.	284,600	17,144,789
Jardine Matheson Holdings Ltd.	679,400	39,461,664
Link REIT	5,415,500	47,978,290
MTR Corp. Ltd.(c)	13,869,248	75,658,307
Power Assets Holdings Ltd.	13,127,000	80,223,053
Sun Hung Kai Properties Ltd.	689,500	9,141,613
		635,342,555
Ireland — 1.0%
Kerry Group PLC, Class A	602,074	80,805,306
Israel — 2.0%
Azrieli Group Ltd.	66,784	6,245,863
Bank Hapoalim BM	4,026,184	39,653,727
Bank Leumi Le-Israel BM	5,903,612	56,405,268
Check Point Software Technologies Ltd.(a)	192,834	23,062,946
Elbit Systems Ltd.	32,723	5,158,176
ICL Group Ltd.	1,852,565	15,876,472
Isracard Ltd.	1	4
Mizrahi Tefahot Bank Ltd.	576,457	20,974,384
		167,376,840
Italy — 1.7%
DiaSorin SpA	191,561	43,305,036
Enel SpA	1,207,945	10,112,653
FinecoBank Banca Fineco SpA(a)	535,846	10,233,475
Infrastrutture Wireless Italiane SpA(b)	650,452	7,186,261
Recordati Industria Chimica e Farmaceutica SpA	346,832	21,731,429
Snam SpA.	6,391,985	36,202,854
Terna - Rete Elettrica Nazionale	1,483,142	11,050,585
		139,822,293
Japan — 26.8%
ABC-Mart Inc.	312,200	15,005,567
Ajinomoto Co. Inc.	932,700	27,925,668
ANA Holdings Inc.(a)	1,190,200	27,732,890
Asahi Intecc Co. Ltd.	320,100	8,437,632
Astellas Pharma Inc.	256,800	4,329,332
Bandai Namco Holdings Inc.	124,400	9,506,467
Bridgestone Corp.	469,200	20,757,073
Canon Inc.	2,271,800	51,659,298
Central Japan Railway Co.	145,400	21,568,717
Chubu Electric Power Co. Inc.	312,700	3,236,798

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co. Ltd.	963,800	$36,035,867
Daiwa House REIT Investment Corp.	7,145	20,503,525
East Japan Railway Co.	717,900	44,715,453
Fast Retailing Co. Ltd.	9,300	6,173,503
FUJIFILM Holdings Corp.	502,000	38,793,242
Hamamatsu Photonics KK	408,100	24,221,710
Hankyu Hanshin Holdings Inc.	309,600	9,599,320
Hikari Tsushin Inc.	53,900	8,308,904
Hirose Electric Co. Ltd.	306,800	51,306,408
Hoya Corp.	163,300	24,039,143
Itochu Corp.	1,868,000	53,276,980
Japan Airlines Co. Ltd.(a)	1,152,300	24,799,113
Japan Exchange Group Inc.	717,600	16,991,374
Japan Post Bank Co. Ltd.	3,834,000	29,912,927
Japan Post Holdings Co. Ltd.	7,525,400	57,824,429
Japan Tobacco Inc.	1,666,400	32,713,384
Kao Corp.	165,300	9,350,695
KDDI Corp.	1,244,600	38,059,847
Keio Corp.	394,100	19,893,263
Keisei Electric Railway Co. Ltd.	194,400	6,255,948
Keyence Corp.	121,800	73,520,274
Kintetsu Group Holdings Co. Ltd.(a)	945,300	29,756,158
Kirin Holdings Co. Ltd.	283,900	4,941,519
Koei Tecmo Holdings Co. Ltd.	102,230	4,758,625
Kyowa Kirin Co. Ltd.	220,300	7,245,236
Lawson Inc.	475,600	22,999,825
Lion Corp.	268,700	4,475,033
McDonald’s Holdings Co. Japan Ltd.(c)	688,600	30,774,610
MEIJI Holdings Co. Ltd.	349,600	22,062,815
Mitsubishi Corp.	559,100	17,778,239
Mitsubishi Heavy Industries Ltd.	157,200	4,020,054
Mitsubishi UFJ Financial Group Inc.	4,480,200	24,567,152
Mizuho Financial Group Inc.	5,237,120	69,119,345
MonotaRO Co. Ltd.	785,800	17,909,766
MS&AD Insurance Group Holdings Inc.	199,700	6,451,776
Murata Manufacturing Co. Ltd.	174,200	12,921,903
NEC Corp.	820,500	42,011,248
Nintendo Co. Ltd.	38,700	17,092,123
Nippon Express Co. Ltd.	71,300	4,462,985
Nippon Paint Holdings Co. Ltd.	1,291,800	13,822,041
Nippon Prologis REIT Inc.	19,542	65,270,941
Nippon Steel Corp.	227,700	3,992,210
Nippon Telegraph & Telephone Corp.	2,380,700	66,704,673
Nissin Foods Holdings Co. Ltd.	123,900	9,470,895
Nitori Holdings Co. Ltd.	181,900	33,416,932
Nitto Denko Corp.	53,700	4,196,124
Obic Co. Ltd.	146,400	27,072,816
Odakyu Electric Railway Co. Ltd.	717,400	15,552,811
Ono Pharmaceutical Co. Ltd.	844,500	17,719,067
Oracle Corp. Japan	69,000	6,529,086
Oriental Land Co. Ltd.	448,500	70,835,948
Osaka Gas Co. Ltd.	1,805,400	29,099,397
Pan Pacific International Holdings Corp.	820,500	17,227,943
PeptiDream Inc.(a)	731,100	17,672,294
Rinnai Corp.	214,800	22,054,042
Santen Pharmaceutical Co. Ltd.	831,500	11,719,953
Secom Co. Ltd.	589,700	40,201,299
Sekisui House Ltd.	1,055,400	21,942,581
Seven & i Holdings Co. Ltd.	683,600	28,700,785
SG Holdings Co. Ltd.	2,457,700	61,715,506

Security	Shares	Value

Japan (continued)
Shimano Inc.	149,000	$41,573,000
Shionogi & Co. Ltd.	291,900	19,031,953
Shizuoka Bank Ltd. (The)	2,565,600	20,659,192
Softbank Corp.	6,372,300	86,979,831
Sohgo Security Services Co. Ltd.	98,100	4,197,080
Sony Group Corp.	45,100	5,222,412
Sumitomo Mitsui Financial Group Inc.	301,100	9,770,585
Suntory Beverage & Food Ltd.	978,400	37,964,285
Sysmex Corp.	169,200	20,979,244
Takeda Pharmaceutical Co. Ltd.	284,600	7,987,530
Tobu Railway Co. Ltd.	826,600	20,580,376
Toho Co. Ltd.	227,600	10,693,592
Toho Gas Co. Ltd.	398,500	11,804,543
Tokio Marine Holdings Inc.	242,700	12,783,007
Tokyo Gas Co. Ltd.	679,600	11,793,054
Tokyu Corp.	298,000	4,201,265
Toyo Suisan Kaisha Ltd.	98,700	4,252,894
Toyota Motor Corp.	333,000	5,875,504
Tsuruha Holdings Inc.	148,800	18,353,756
USS Co. Ltd.	241,900	3,899,014
Welcia Holdings Co. Ltd.	894,000	33,374,276
West Japan Railway Co.	742,300	35,040,751
Yakult Honsha Co. Ltd.	125,900	6,361,496
Yamada Holdings Co. Ltd.	6,394,800	24,436,436
		2,202,535,583
Netherlands — 3.4%
Adyen NV(a)(b)	4,975	15,011,113
Davide Campari-Milano NV	470,603	6,684,517
Heineken NV	162,698	18,008,885
Koninklijke Ahold Delhaize NV	1,736,636	56,497,030
Koninklijke DSM NV	137,879	30,123,553
Koninklijke KPN NV	3,268,369	9,765,670
Koninklijke Vopak NV	653,688	26,015,403
Prosus NV	137,791	12,137,042
QIAGEN NV(a)	1,256,080	69,102,028
Wolters Kluwer NV	364,785	38,199,711
		281,544,952
New Zealand — 0.7%
Auckland International Airport Ltd.(a)	2,696,140	15,453,949
Fisher & Paykel Healthcare Corp. Ltd.	766,585	17,174,189
Meridian Energy Ltd.	1,095,967	3,926,076
Spark New Zealand Ltd.	5,684,324	18,608,614
		55,162,828
Norway — 0.3%
Telenor ASA	1,492,283	23,578,824
Singapore — 3.1%
CapitaLand Integrated Commercial Trust	2,608,000	4,153,123
DBS Group Holdings Ltd.	1,123,200	26,246,776
Oversea-Chinese Banking Corp. Ltd.(c)	4,689,299	40,993,038
Singapore Airlines Ltd.(a)	5,850,499	22,536,409
Singapore Exchange Ltd.(c)	6,401,100	45,938,832
Singapore Technologies Engineering Ltd.	13,370,500	37,969,890
Singapore Telecommunications Ltd.(c)	22,580,400	41,891,958
United Overseas Bank Ltd.	1,414,000	28,107,965
Wilmar International Ltd.	2,662,900	8,513,671
		256,351,662
Spain — 1.0%
Aena SME SA(a)(b)	66,287	10,886,744

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Endesa SA	922,739	$21,280,863
Grifols SA	186,406	4,265,532
Iberdrola SA	1,397,000	16,496,528
Red Electrica Corp. SA	1,394,026	29,026,052
		81,955,719
Sweden — 0.9%
ICA Gruppen AB	540,793	27,959,023
Telefonaktiebolaget LM Ericsson, Class B	2,119,127	23,131,130
Telia Co. AB	5,285,018	20,816,867
		71,907,020
Switzerland — 14.9%
Alcon Inc.	68,490	5,679,089
Barry Callebaut AG, Registered	12,584	29,142,700
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,934	69,929,948
Chocoladefabriken Lindt & Spruengli AG, Registered	265	31,808,104
EMS-Chemie Holding AG, Registered	66,464	65,927,267
Geberit AG, Registered	42,266	33,007,741
Givaudan SA, Registered	27,986	131,868,234
Kuehne + Nagel International AG, Registered	196,106	61,763,669
Logitech International SA, Registered	353,682	29,586,542
Lonza Group AG, Registered	42,152	34,640,532
Nestle SA, Registered	971,930	128,204,540
Novartis AG, Registered	1,194,225	98,777,578
Partners Group Holding AG	26,964	47,104,873
Roche Holding AG, Bearer	95,192	40,944,265
Roche Holding AG, NVS	343,706	133,149,629
Schindler Holding AG, Participation Certificates, NVS	102,002	26,560,047
Schindler Holding AG, Registered	188,934	48,504,406
SGS SA, Registered	1,592	4,713,146
Sonova Holding AG, Registered	66,921	27,730,158
Swatch Group AG (The), Registered	88,193	4,691,800
Swiss Prime Site AG, Registered	376,987	38,326,869
Swisscom AG, Registered	213,339	116,168,273
Zurich Insurance Group AG	43,216	19,154,219
		1,227,383,629
United Kingdom — 9.5%
Admiral Group PLC	1,374,239	53,983,072
AstraZeneca PLC	470,558	58,867,420
British American Tobacco PLC	187,429	6,519,608
Bunzl PLC	436,830	16,145,273
Croda International PLC	822,580	106,466,970
Diageo PLC	328,647	16,350,743
Direct Line Insurance Group PLC	2,167,895	8,664,866

Security	Shares	Value

United Kingdom (continued)
GlaxoSmithKline PLC	3,617,786	$75,108,238
Halma PLC	206,541	8,375,918
Hikma Pharmaceuticals PLC	602,855	19,871,246
HSBC Holdings PLC	8,265,163	49,799,027
J Sainsbury PLC	8,114,514	33,235,903
National Grid PLC	6,492,531	83,127,516
Ocado Group PLC(a)	806,004	19,892,657
Reckitt Benckiser Group PLC	524,044	42,543,358
RELX PLC	1,873,917	58,105,258
Rentokil Initial PLC	709,160	5,707,989
Sage Group PLC (The)	744,940	7,244,927
Severn Trent PLC	459,853	17,222,533
Tesco PLC	2,155,767	7,959,666
Unilever PLC	1,474,599	78,952,801
United Utilities Group PLC	857,646	12,189,841
		786,334,830
Total Common Stocks — 98.6%
(Cost: $7,329,791,396)		8,118,896,449

Short-Term Investments
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	23,653,546	23,665,373
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,630,000	1,630,000
		25,295,373
Total Short-Term Investments — 0.3%
(Cost: $25,285,599)		25,295,373
Total Investments in Securities — 98.9%
(Cost: $7,355,076,995)		8,144,191,822
Other Assets, Less Liabilities — 1.1%		88,674,853
Net Assets — 100.0%		$8,232,866,675

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,716,984	$2,948,388	(a)	$—		$—	$1	$23,665,373	23,653,546	$18,656	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,300,000	—		(670,000	)(a)	—	—	1,630,000	1,630,000	19		—
						$—	$1	$25,295,373		$18,675		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	179	12/09/21	$31,360	$(623,648)
SPI 200 Index	163	12/16/21	22,425	(133,655)
Euro STOXX 50 Index	415	12/17/21	20,348	343,029
FTSE 100 Index	174	12/17/21	17,199	173,193
Ultra Long U.S. Treasury Bond	103	12/31/21	22,580	(52,081)
				$(293,162)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$375,163,026	$7,743,733,423	$—	$8,118,896,449
Money Market Funds	25,295,373	—	—	25,295,373
	$400,458,399	$7,743,733,423	$—	$8,144,191,822
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$516,222	$—	$516,222
Liabilities
Futures Contracts	(52,081)	(757,303)	—	(809,384)
	$(52,081)	$(241,081)	$—	$(293,162)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust